Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Lease Liabilities

As of December 31, 2025 and December 31, 2024, lease liabilities consist of the following:

	2025	2024
Operating lease
Lease liabilities – current portion	$238,105	$108,526
Lease liabilities – non-current portion	272,359	10,231
Total	$510,464	$118,757

Other lease information is as follows:

	2025	2024
	2.37 years	2.75 years
Weighted-average discount rate – operating leases	5%	5%
Short term lease cost	$207,787	$234,767

Schedule of Future Minimum Payments under Operating Leases

The following is a schedule of future minimum payments under operating leases as of December 31, 2025:

Not later than 1 year	$262,244
Between 1 to 2 years	184,041
Between 2 to 5 years	118,800
Total lease payments	565,085
Less: imputed interest	(54,621)
Total operating lease liabilities, net of interest	$510,464